Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares	Treasury shares	Additional paid-in capital	Non-controlling interests	Retained earnings	Total
Balance at Dec. 31, 2022	[1]	$ 15	$ (2,000)	$ 1,548		$ 7,276	$ 6,839
Balance (in Shares) at Dec. 31, 2022	[1]	150,000,000
Balance (in Shares) at Dec. 31, 2022	[1]		204,348
Net income (loss)						10,495	10,495
Balance at Dec. 31, 2023		$ 15	$ (2,000)	1,548		17,771	17,334
Balance (in Shares) at Dec. 31, 2023		150,000,000
Balance (in Shares) at Dec. 31, 2023			204,348
Cumulative effect upon adoption of ASU 2023-08						6,436	6,436
Ordinary shares issued upon Reverse Recapitalization, PIPE Financing, Backstop Financing and Stock Purchase Agreements, net of issuance costs		$ 1		57,529			57,530
Ordinary shares issued upon Reverse Recapitalization, PIPE Financing, Backstop Financing and Stock Purchase Agreements, net of issuance costs (in Shares)		13,106,615
Share-based compensation expense				26,065			26,065
Sales of Treasury Stock			$ 2,000	(866)			1,134
Sales of Treasury Stock (in Shares)			(204,348)
Net income (loss)						53,963	53,963
Balance at Dec. 31, 2024		$ 16		84,276		78,170	$ 162,462	[2]
Balance (in Shares) at Dec. 31, 2024		163,106,615					163,106,615	[2]
Balance (in Shares) at Dec. 31, 2024
Share-based compensation expense				588			$ 588
Issuance of ordinary shares – at-the-market offering, net of issuance costs		$ 1		5,735			5,736
Issuance of ordinary shares – at-the-market offering, net of issuance costs (in Shares)		1,609,742
Issuance of ordinary shares – business combination				1,426	5,393		6,819
Issuance of ordinary shares – business combination (in Shares)		306,651
Issuance of ordinary shares –debt extinguishment				5,141			5,141
Issuance of ordinary shares –debt extinguishment (in Shares)		1,590,940
Net income (loss)					110	(31,252)	(31,142)
Balance at Dec. 31, 2025		$ 17		$ 97,166	$ 5,503	$ 46,918	$ 149,604	[2]
Balance (in Shares) at Dec. 31, 2025		166,613,948					166,613,948	[2]
Balance (in Shares) at Dec. 31, 2025

[1]	The share data has been retroactively re-stated to reflect the current capital structure of the Company.
[2]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.